CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,125,700)	$ (7,043,900)	$ (8,866,600)	$ (8,174,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,100	6,000	11,900	9,400
Amortization of discount on bridge notes issued	2,402,800	1,577,100	4,197,800	335,900
Stock-based compensation	670,400	845,300	1,605,400	1,302,100
Extinguishment of debt			1,968,000	1,094,300
Issuance of warrants for consulting services			0	199,000
Issuance of warrants for financing services	56,800	126,000	183,500	193,400
Reversal of prior period accruals			(458,800)	0
Gain on derivative liability valuation	5,501,700	(254,200)	(6,826,700)	0
Non-cash interest expense	305,200	2,513,100	3,366,800	21,600
Write-off of doubtful accounts			0	12,950
Changes in operating assets and liabilities
Accounts receivable	15,600	(20,600)	(5,500)	(150)
Prepaids and other current assets	(41,300)	(14,400)	12,800	4,600
Accounts payable and accrued liabilities	307,400	(245,700)	615,300	231,900
Deferred compensation	1,800	157,800	27,300	43,500
Accrued patient costs			0	(170,500)
Security deposit	4,600	(9,900)	3,200	(14,600)
Net cash used in operating activities	(1,891,600)	(2,363,400)	(4,165,600)	(4,910,600)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of furniture & equipment	(4,300)	(20,100)	(21,600)	(14,900)
Acquisition of intellectual property	(21,200)	0
Net cash used in investing activities	(25,500)	(20,100)	(21,600)	(14,900)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of convertible debt with accrued interest			15,900	0
Repayment of note	0	(24,700)	(26,200)	(94,100)
Repayment of leases	(2,900)	(2,400)	(6,100)	(1,900)
New equipment lease	0	15,900
Net proceeds from bridge notes	1,995,300	1,840,000
Proceeds from exercise of warrants	900	1,334,000
Proceeds from the sale of common stock, net of offering costs			0	2,995,400
Net proceeds from secured convertible notes			1,840,000	1,000,000
Net proceeds from subordinated convertible notes			2,395,000	0
Proceeds from related party loan			0	100,000
Net cash provided by financing activities	1,993,300	3,162,800	4,218,600	3,999,400
Net increase in cash	76,200	779,300	31,400	(926,100)
Cash, beginning of period	93,400	62,000	62,000	988,100
Cash, end of period	169,600	841,300	93,400	62,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	4,400	2,100	3,200	7,900
Income taxes	900	1,300	1,300	800
Fair value of note payable to officer issued for acquisition			0	24,700
Fair value of equipment acquired through lease			16,300	6,600
Fair value of intellectual property	20,500	0
Non-cash financing activities:
Shares issued for accounts payable			44,000	0
Offering costs	$ 221,000	$ 0	$ 103,000	$ 0